COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS [abstract]
Disclosure of commitments

1.               COMMITMENTS

(a)             Capital commitments

As at December 31, 2020 and 2019, the Group had the following capital commitments:

	2019	2020
	RMB’000	RMB’000

Contracted but not provided for	804,298	444,270
Authorized but not contracted for	1,178,032	505,730
	1,982,330	950,000

A substantial amount of these commitments is related to the reform of stations or facilities relating to the existing railway lines of the Company, which would be financed by self-generated operating cash flow.